Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
Volume of Commodity Derivative Activity

As of December 31, 2015, the Partnership had the following outstanding commodity contracts that were executed to manage the cash flow risk associated with future sales of NGLs:

Derivative contracts not designated as hedging instruments	Financial Position	Notional Quantity (net)
Crude Oil (bbl)	Short	109,800
NGLs (gal)	Short	43,837,756

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The impact of the Partnership’s derivative instruments on its Consolidated Balance Sheets is summarized below:

(In millions)	December 31, 2015
Derivative contracts not designated as hedging instruments and their balance sheet location	Asset	Liability
Commodity contracts(1)
Other current assets / other current liabilities	$9	$(5)
Other noncurrent assets / deferred credits and other liabilities	—	(27)
Total	$9	$(32)

(1)	Includes embedded derivatives in commodity contracts as discussed above.

Derivative Instruments, Gain (Loss) [Table Text Block]
The impact of the Partnership’s derivative contracts not designated as hedging instruments and the location of gain or (loss) recognized in the Consolidated Statements of Income is summarized below:

December 31,
(In millions)	2015
Product sales
Realized gain	4
Unrealized loss	(1)
Total revenue: derivative gain from product sales	3
Purchased product costs
Unrealized gain	5
Total gain	8